Note 20 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 728,762	$ 330,933
Significant borrowings as of closing date [member] | Tamsa
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	100,000
Significant borrowings one, as of closing date [member] | MAVERICK TUBE CORPORATION and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	100,000
Significant borrowings two, as of closing date [member] | Tubos del Caribe [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	90,000
Significant borrowings three, as of closing date [member] | Tamsa
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	80,000
Significant borrowings four, as of closing date [member] | SIDERCA S.A.I.C. and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 55,000